Statements of Operations (Tables)	6 Months Ended
Jun. 30, 2021
Income Statement Related Disclosures [Abstract]
Selected Selling, General and Administrative Expenses Data
A.	Selling, general and administrative expenses

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2021	2020	2021	2020	2020
	U.S. Dollars (in thousands)

Selling (1)	16,635	9,551	9,879	4,807	22,969
General and administrative	4,653	3,787	2,309	1,972	8,063

	21,288	13,338	12,188	6,779	31,032
(1) Including shipping and handling costs	840	1,137	378	672	2,356

Selected Financial Income (Expenses) Data
B.       Financial income (expenses), net

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2021	2020	2021	2020	2020
	U.S. Dollars (in thousands)

Interest income	561	730	323	344	1,281
Other, net (1)	1	(79)	(147)	(68)	(506)

	562	651	176	276	775
(1) Including foreign currency expense resulting from transactions not denominated in U.S. Dollars	151	(22)	(66)	(39)	(351)